Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2014	$ 950,206	$ 5,037	$ 327,234	$ 305	$ (37,555)	$ 655,185
Balance (in shares) at Dec. 31, 2014	60,106,780	60,106,780
Comprehensive Income:
Net income	55,869					55,869
Currency translation adjustment	(31,789)				(31,789)
Currency impact of long term funding	8,978				8,978
Tax on currency impact of long term funding	(415)				(415)
Unrealized capital gain - investments	312				312
Total comprehensive income	32,955				(22,914)	55,869
Exercise of share options (in shares)		317,777
Exercise of share options	8,136	22	8,114
Issue of restricted share units (in shares)		155,983
Issue of restricted share units	10		10
Share issuance costs	(4)		(4)
Non-cash stock compensation expense	6,043		6,043
Tax benefit on exercise of options	1,923		1,923
Balance at Mar. 31, 2015	$ 999,269	$ 5,059	$ 343,320	$ 305	$ (60,469)	$ 711,054
Balance (in shares) at Mar. 31, 2015	60,580,540	60,580,540